Profit Before Income Tax - Summary of Capitalized Borrowing Costs (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories related to real estate business [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates		4.20%	4.20%
Inventories related to real estate business [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates		4.35%	4.75%
Property, plant and equipment [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	0.59%	0.48%	0.49%
Property, plant and equipment [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	4.22%	1.08%	3.47%